EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT PLANS
Summary of plan information relating to participation in multiemployer pension plans

Certain plans have been aggregated in the “All Others” line in the following table, as the contributions to each of these individual plans are not material.

								Expiration
		Pension			($ in thousands)			Date of
		Protection Act		Rehab Plan status	Contributions by			Collective
	EIN/Pension	Zone Status		Pending/	the Company		Surcharge	Bargaining
Pension Fund	Plan Number	2018	2017	Implemented	2018	2017	Imposed	Agreement	Notes
Boilermaker-Blacksmith National Pension Trust	48-6168020 001	Critical	Endangered	FIP 09/16/2010	2,117	1,681		Multiple Agreements	1, 5
Central Pension Fund of the IUOE and Participating Employers	36-6052390 001	Green	Green		105	99		Multiple Agreements	5
Central States, Southeast, and Southwest Pension Fund	36-6044243 001	Critical & Declining	Critical & Declining	Rehab Plan 03/25/08	65	44		Multiple Agreements	5
Empire State Carpenters Pension Plan	11-1991772 001	Green	Green		15	3		08/17/17 - Automatic Renewal	1
Excavators Union Local 731 Pension Fund	13-1809825 001	Green	Green		385	321		04/30/22	10
IBEW Local 1579 Pension Plan	58-1254974 001	Seriously Endangered	Green		123	326		Varies through 07/31/20	2
Insulators Local No. 96 Pension Plan	58-6110889 002	Endangered	Endangered	FIP 01/01/11	44	64		Varies through 07/31/20	2
Iron Workers District Council of Tennessee Valley & Vicinity Pension Plan	62-6098036 001	Green	Green		128	150		11/30/17 - Automatic Renewal	3
IUPAT Industry Pension Plan	52-6073909 001	Seriously Endangered	Endangered	FIP 04/02/09	2,061	1,772		Multiple Agreements	5
Laborers National Pension Fund	75-1280827 001	Critical	Green		111	285		Multiple Agreements	5
National Asbestos Workers Pension Plan	52-6038497 001	Critical	Critical	Rehab Plan 09/30/10	1,315	1,167		Multiple Agreements	5
National Electrical Benefits Fund	53-0181657 001	Green	Green		203	308		Multiple Agreements	5
Northwest Sheet Metal Workers Pension Trust	91-6061344 001	Green	Green		21	74		11/01/17 - Automatic Renewal	4
Plumbers & Pipefitters National Pension Fund	52-6152779 001	Endangered	Endangered	FIP 04/2010	244	637		Multiple Agreements	5
Plumbers & Steamfitters Local No. 150 Pension Fund	58-6116699 001	Green	Green		11	122		Varies through 07/31/20	2
Plumbers & Steamfitters Local Union No. 43 Pension Fund	62-6101288 001	Green	Green		117	6		11/30/17 - Automatic Renewal	3
Sheet Metal Workers Local No. 177 Pension Fund	62-6093256 001	Green	Green		62	43		11/30/17 - Automatic Renewal	3
Sheet Metal Workers' National Pension Fund	52-6112463 001	Endangered	Endangered	FIP 03/01/14	354	400		Multiple Agreements	5
Southern Ironworkers Pension Plan	59-6227091 001	Green	Green		111	36		Varies through 07/31/20	2
Tri-State Carpenters & Joiners Pension Trust Fund	62-0976048 001	Endangered	Endangered	Rehab Plan 2011	238	228		11/30/17 - Automatic Renewal	3
Pipe Trades Services of MN Pension Plan	41-6131800 001	Green	Green		25	4		08/01/17 - Automatic Renewal	8
Washington State Plumbing & Pipefitting Industry Pension Plan	91-6029141 001	Green	Green		69	187		11/01/17 - Automatic Renewal	4
Washington-Idaho Laborers-Employers Pension Trust	91-6123988 001	Green	Green		74	177		11/01/17 - Automatic Renewal	4
Washington-Idaho-Montana Carpenters-Employers Retirement Fund	91-6123987 001	Endangered	Endangered	FIP 03/05/12	77	316		11/01/17 - Automatic Renewal	4
Western States Insulators and Allied Workers Pension	51-0155190 001	Green	Green		24	109		11/01/17 - Automatic Renewal	4

All Others					1,134	862
					9,233	9,414
(1)	Defined Benefit Plans for Unions employed through the GPPMA agreement for Fitzpatrick Nuclear Plant. The GPPMA Agreements are annual agreements that automatically renew each year.
(2)

Defined Benefit Plans for Unions employed through the Southern Company Power House Maintenance Agreement. The Southern Company PHMA expires July 31, 2020. The individual Union CBA range from 1 to 3 years in duration.

(3)	Defined Benefit Plans for Unions employed through the TVA PMMA and Other Agreements. The TVA Labor Agreements are annual agreements that automatically renew each year.
(4)	Defined Benefit Plans for Unions employed through the GPPMA agreement for Columbia Generating Station. The GPPMA Agreements are annual agreements that automatically renew each year.
(5)	Regional and National Defined Benefit Funds for multiple unions employed under different labor agreements.
(6)	Defined Benefit Plan for Union employed at Con Ed sites.
(7)	Defined Benefit Plan for Individual working outside of plan jurisdiction.
(8)

The Company did not pay a surcharge for any fund last year that was in Critical Status and had not negotiated a preferred schedule. The Company does pay a surcharge/assessment on some funds under the CBA preferred schedule.